Audited Consolidated Balance Sheet as of December 31, 2016 and Unaudited Interim Consolidated Balance Sheet as of June 30, 2017 (Parentheticals) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	22,844,962	16,879,628
Ordinary shares, outstanding (in shares)	22,844,962	16,879,628